PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following:

	As of
	June 30,	December 31,
	2026	2025
Production line for e-bicycles	$1,276,700	$1,202,605
Furniture, fixtures and office equipment	74,914	58,395
Vehicles	134,854	117,258
	1,486,468	1,378,258
Less: accumulated depreciation	(380,284)	(280,847)
Property and equipment, net	$1,106,184	$1,097,411